Shareholder Report, Average Annual Return (Details) 196013_PIA BBB Bond Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
PIA BBB Bond Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF
Average Annual Return, Percent	6.30%	0.21%	3.48%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
Bloomberg U.S. Credit Baa [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Baa
Average Annual Return, Percent	6.24%	0.53%	3.72%